Basic and Diluted Net Earnings Per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Net Earning Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 16:- BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2023	2022	2021
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$62,444	$52,595	$47,171

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,372,435	55,116,832	54,785,243
Stock options and RSU	348,725	453,661	805,058

Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,721,160	55,570,493	55,590,301

The weighted average number of shares related to outstanding anti-dilutive options and RSUs excluded from the calculations of diluted net earnings per share was 1,494,883, 1,275,275 and 804,438 for the years 2023, 2022 and 2021, respectively.